Other comprehensive income	12 Months Ended
Dec. 31, 2021
Other comprehensive income/(loss)
Other comprehensive income
29. Other comprehensive income
Changes in the composition of accumulated other comprehensive income attributable to ordinary s
h
areholders for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Foreign currency translation adjustments	Net unrealized gains/(losses) on available-for-sale securities	Total

	(RMB in millions)
Balances as of December 31, 2018	3,358	1	3,359
Other comprehensive income	750	54	804

Balances as of December 31, 2019	4,108	55	4,163
Other comprehensive loss	(7,656)	(55)	(7,711)

Balances as of December 31, 2020	(3,548)	—	(3,548)
Other comprehensive loss	(2,542)	—	(2,542)

Balances as of December 31, 2021	(6,090)	—	(6,090)

The income tax effects related to the accumulated other comprehensive income were insignificant for all periods presented.